AGILE FUNDS, INC.
4909 PEARL EAST CIRCLE, SUITE 300
BOULDER, CO 80301
(303) 440-6500

March 3, 2006

VIA EDGAR TRANSMISSION

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549-0406

Re:                               Agile Funds, Inc. (the “Company”)

Rule 497(j)
1940 Act File No. 811-21329; 1933 Act File No. 333-104390
Post-Effective Amendment No. 3 (1933 Act), Amendment No. 5 (1940 Act)
Dated February 28, 2006 (the “Registration Statement”)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Company effective February 28, 2006, do not differ from those filed in the Post-Effective Amendment No. 3 (1933 Act) on February 28, 2006, which was filed electronically.

Very truly yours,

/s/ Marc Nicolay
Marc Nicolay
President and Chief Executive Officer